SHAREHOLDERS’ EQUITY (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Shareholder's Equity [Line Items]
Expected option life (in years)	5
Contractual option life (in years)	5	5
Expected dividend yield	0.00%	0.00%
Bottom of range [member]
Disclosure of Shareholder's Equity [Line Items]
Exercise price	$ 3.48	$ 6.35
Expected volatility	31.03%	29.27%
Expected option life (in years)		2.5
Risk-free interest rate	1.11%	0.58%
Top of range [member]
Disclosure of Shareholder's Equity [Line Items]
Exercise price	$ 5.86	$ 6.96
Expected volatility	31.14%	34.06%
Expected option life (in years)		5
Risk-free interest rate	1.82%	0.66%